Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	$ 337	$ 1,768
Amortization expense	726	759
Impairment charges on intangible assets	1,120	658
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	0	0
Amortization expense	(726)	(759)
Impairment charges on intangible assets	(10,765)	658
Arcola Energy Limited
Disclosure of detailed information about intangible assets [line items]
Additions to intangible assets	$ 337	$ 1,768